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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                                                       SEC File Number 000-25169

                           NOTIFICATION OF LATE FILING
   (Check One): _____ Form 10-K and Form 10-KSB _____ Form 11-K ____ Form 20-F
                __X__ Form 10-Q and Form 10QSB _____ Form N-SAR

         For Period Ended:   January 31, 2003
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|_| Transition Report on Form 10-K         |_|  Transition Report on Form 10-Q
|_| Transition Report on Form 20-F         |_|  Transition Report on Form N-SAR
|_| Transition Report on Form 11-K

         For the Transition Period Ended:
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         Read attached instruction sheet before preparing form. Please print or type.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein. If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant:  Generex Biotechnology Corporation
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Former name if applicable

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Address of principal executive office  (Street and number)
33 Harbour Square, Suite 202

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City, state and zip code   Toronto, Ontario Canada  M5J 2G2
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                                     PART II
                             RULE 12b-25 (b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)




X    |   (a) The reasons described in reasonable detail in Part III of this form
     |   could not be eliminated without unreasonable effort or expense;
     |   (b) The subject annual report, semi-annual report, transition report on
X    |   Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed
     |   on or before the 15th calendar day following the prescribed due date;
     |   or the subject quarterly report or transition report on Form 10-Q, or
     |   portion thereof will be filed on or before the fifth calendar day
     |   following the prescribed due date; and
     |   (c) The accountant's statement or other exhibit required by Rule
     |   12b-25(c) has been attached if applicable.


                                    PART III
                                    NARRATIVE

         State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

         The registrant is unable to timely file its quarterly report on Form 10-Q for the quarter ended January 31, 2003 because the registrant needs additional time beyond March 17, 2003 to complete the preparation of its Form 10-Q.

         Management has not completed the Company's internal review of the disclosure of information required by the Form 10-Q for the fiscal quarter ended January 31, 2003.

         The registrant is filing this notification and will file the Form 10-Q within the time period permitted by rule 12b-25 of the Securities Exchange Act of 1934.




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                                     PART IV
                                OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification
         Gary A. Miller, Esq.         215            851-8472
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               (Name)             (Area Code)    (Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                    X Yes    No
                                                                   ---    ---

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                    X Yes    No
                                                                   ---    ---

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         Our net loss for the quarter ended January 31, 2003 increased to $4,575,030 versus $3,558,703 in the corresponding quarter of the prior fiscal year. This was primarily due to an issuance of warrants and options to various advisors and consultants for a total non-cash charge of approximately $1.1 million to general and administrative expenses.

         Total operating expenses for the quarter ended January 31, 2003 increased to $4,700,645 versus $3,781,525 in the corresponding quarter of the prior fiscal year. This was primarily due to an increase in general and administrative expenses. This increase was offset by a small decrease of $48,563 in research and development expenses.

         General and administrative expenses increased $967,683 in the quarter ended January 31, 2003, versus the corresponding quarter of the prior fiscal year. This was primarily due to additional non-cash expenses incurred in connection with the issuance of options and warrants to consultants. The increase in general and administrative expenses was offset by a reduction in legal fees and advertising and travel expenses.

         Our net loss for the six months ended January 31, 2003 increased to $7,243,692, versus $6,141,938 for the corresponding period of the prior fiscal year. The increase in operating expenses of $808,043 was attributable to increased research and development expenses (reflecting the increased level of research and development activities, particularly in the first quarter of fiscal
2003) and increased general and administrative expenses (reflecting the issuance of options and warrants to consultants during the second quarter of fiscal
2003).


                        Generex Biotechnology Corporation
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                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date  3/13/03                                        /s/ Anna Gluskin
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                                                     Name: Anna Gluskin
                                                     Title: CEO


                  Instruction. The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


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                                    ATTENTION

         Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).

                              GENERAL INSTRUCTIONS

         1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

         2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, DC 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of the public record in the Commission files.

         3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

         4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

         5. Electronic filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T.